INTANGIBLE ASSETS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 10,715	$ 9,093	$ 7,919